Operating Lease Right-of-Use Assets, Net	12 Months Ended
Jun. 30, 2021
Operating Lease Right -of-Use Assets [Abstract]
OPERATING LEASE RIGHT-OF-USE ASSETS, NET

NOTE 7 – OPERATING LEASE RIGHT-OF-USE ASSETS, NET

Operating lease right -of-use assets, net were as follows as of June 30, 2021 and 2020:

	As of June 30, 2020	Increase/ (Decrease)	Exchange Rate Translation	As of June 30, 2021
Shou Hill Valley Area	$2,118,794	$-	$203,151	$2,321,945
Villas	2,091,284	-	200,514	2,291,798
Hotel	2,225,557	(2,438,945)	213,388	-
Base Station Tower	246,819	-	23,665	270,484
Total right-of-use assets, at cost	6,682,454	(2,438,945)	640,719	4,884,227
Less: accumulated amortization	(730,866)	179,450	(70,075)	(621,491)
Right-of-use assets, net	$5,951,588	$(2,259,495)	$570,643	$4,262,736

The Company recognizes lease expense for the Shou Hill Valley Area and Villas Operating Lease Right-of-Use Assets over a 20 years period. The Company recognizes lease expense for the Hotel and Base Station Tower Operating Lease Right-of-Use Assets over a 10 years period.

The Company subleases its operating leased right-of-use hotel. For the years ended June 30, 2021, 2020 and 2019, the sublease income of operating lease right-of-use assets were $147,663, $214,319 and $183,903, respectively. In May 2021, the Company terminated the operating lease agreement for hotel and recorded a loss of $489,178 on disposal of the right-of-use asset.